Assets held for sale (Narrative) (Details) - 12 months ended Dec. 31, 2022	CAD ($)	USD ($)
Disclosure Of Assets Held For Sale [Abstract]
Proceeds from disposal of assets held for sale	$ 16,400,000	$ 12,730,942
Gain on sale of Facility and the Facility Property		4,249,582
Selling expense		$ 616,002